Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Investor Shares and Admiral Shares™

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds’ board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund	Previous Target Index	New Target Index
European Stock Index Fund	MSCI Europe Index	FTSE Developed Europe Index
Pacific Stock Index Fund	MSCI Pacific Index	FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund	Previous Vanguard ETF	New Vanguard ETF
European Stock Index Fund	MSCI Europe ETF	FTSE Europe ETF
Pacific Stock Index Fund	MSCI Pacific ETF	FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries—mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index’s market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard European Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index (the “Index”) (upon which the Vanguard European Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard European Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index’s market capitalization.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Pacific Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Asia Pacific Index (the “Index”) (upon which the Vanguard Pacific Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More on the Funds section under the heading “Security Selection”:

European Stock Index Fund. The Fund invests in the common stocks included in the FTSE Developed Europe Index, which is made up of approximately 511 common stocks of companies located in 17 European countries. Four countries—the United Kingdom, France, Switzerland, and Germany—dominate the Index. These four countries made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index’s market capitalization as of January 31, 2013. The other 13 countries—Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden—are much less significant to the Index and, consequently, to the Fund. The Fund’s heavy exposure to just four countries subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds. As of January 31, 2013, the Fund had an asset-weighted median market capitalization of $48.0 billion.

Pacific Stock Index Fund. The Fund invests in the common stocks included in the FTSE Developed Asia Pacific Index, which is made up of approximately 836 common stocks of Pacific Basin companies. The Index is dominated by the Japanese and Australian stock markets, which represented approximately 46% and 23%, respectively, of the Index’s market capitalization as of January 31, 2013. The four other markets represented in the Index are South Korea, Hong Kong, Singapore, and New Zealand. The Fund’s large investment in the Japanese and Australian stock markets subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds. As of January 31, 2013, the Fund had an asset-weighted median market capitalization of $20.5 billion.

This page intentionally left blank.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies
(“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE
Developed Europe Index and FTSE Developed Asia Pacific Index (the “Indexes”) (upon which the Vanguard European
Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock
Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in
FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

©2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 72EP 032013

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Exchange-Traded Fund Shares

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds’ board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund	Previous Target Index	New Target Index
European Stock Index Fund	MSCI Europe Index	FTSE Developed Europe Index
Pacific Stock Index Fund	MSCI Pacific Index	FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund	Previous Vanguard ETF	New Vanguard ETF
European Stock Index Fund	MSCI Europe ETF	FTSE Europe ETF
Pacific Stock Index Fund	MSCI Pacific ETF	FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

All references to Vanguard MSCI Europe ETF are replaced with Vanguard FTSE Europe ETF.

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries—mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index’s market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard European Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index (the “Index”) (upon which the Vanguard European Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard European Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

All references to Vanguard MSCI Pacific ETF are replaced with Vanguard FTSE Pacific ETF.

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index’s market capitalization.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s ETF Shares (based on NAV) has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the ETF Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Pacific Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Asia Pacific Index (the “Index”) (upon which the Vanguard Pacific Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More on the Funds section under the heading “Security Selection”:

European Stock Index Fund. The Fund invests in the common stocks included in the FTSE Developed Europe Index, which is made up of approximately 511 common stocks of companies located in 17 European countries. Four countries—the United Kingdom, France, Switzerland, and Germany—dominate the Index. These four countries made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index’s market capitalization as of January 31, 2013. The other 13 countries—Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden—are much less significant to the Index and, consequently, to the Fund. The Fund’s heavy exposure to just four countries subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds. As of January 31, 2013, the Fund had an asset-weighted median market capitalization of $48.0 billion.

Pacific Stock Index Fund. The Fund invests in the common stocks included in the FTSE Developed Asia Pacific Index, which is made up of approximately 836 common stocks of Pacific Basin companies. The Index is dominated by the Japanese and Australian stock markets, which represented approximately 46% and 23%, respectively, of the Index’s market capitalization as of January 31, 2013. The four other markets represented in the Index are South Korea, Hong Kong, Singapore, and New Zealand. The Fund’s large investment in the Japanese and Australian stock markets subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds. As of January 31, 2013, the Fund had an asset-weighted median market capitalization of $20.5 billion.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies
(“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE
Developed Europe Index and FTSE Developed Asia Pacific Index (the “Indexes”) (upon which the Vanguard European
Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock
Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in
FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

©2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 963EP 032013

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Signal® Shares

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds’ board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund	Previous Target Index	New Target Index
European Stock Index Fund	MSCI Europe Index	FTSE Developed Europe Index
Pacific Stock Index Fund	MSCI Pacific Index	FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund	Previous Vanguard ETF	New Vanguard ETF
European Stock Index Fund	MSCI Europe ETF	FTSE Europe ETF
Pacific Stock Index Fund	MSCI Pacific ETF	FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries—mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index’s market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard European Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index (the “Index”) (upon which the Vanguard European Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard European Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The

Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index’s market capitalization.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Signal Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Pacific Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Asia Pacific Index (the “Index”) (upon which the Vanguard Pacific Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More on the Funds section under the heading “Security Selection”:

European Stock Index Fund. The Fund invests in the common stocks included in the FTSE Developed Europe Index, which is made up of approximately 511 common stocks of companies located in 17 European countries. Four countries—the United Kingdom, France, Switzerland, and Germany—dominate the Index. These four countries made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index’s market capitalization as of January 31, 2013. The other 13 countries—Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden—are much less significant to the Index and, consequently, to the Fund. The Fund’s heavy exposure to just four countries subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds. As of January 31, 2013, the Fund had an asset-weighted median market capitalization of $48.0 billion.

Pacific Stock Index Fund. The Fund invests in the common stocks included in the FTSE Developed Asia Pacific Index, which is made up of approximately 836 common stocks of Pacific Basin companies. The Index is dominated by the Japanese and Australian stock markets, which represented approximately 46% and 23%, respectively, of the Index’s market capitalization as of January 31, 2013. The four other markets represented in the Index are South Korea, Hong Kong, Singapore, and New Zealand. The Fund’s large investment in the Japanese and Australian stock markets subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds. As of January 31, 2013, the Fund had an asset-weighted median market capitalization of $20.5 billion.

This page intentionally left blank.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies
(“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE
Developed Europe Index and FTSE Developed Asia Pacific Index (the “Indexes”) (upon which the Vanguard European
Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock
Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in
FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

©2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PS 1353EP 032013

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Investor Shares for Participants

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds’ board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund	Previous Target Index	New Target Index
European Stock Index Fund	MSCI Europe Index	FTSE Developed Europe Index
Pacific Stock Index Fund	MSCI Pacific Index	FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund	Previous Vanguard ETF	New Vanguard ETF
European Stock Index Fund	MSCI Europe ETF	FTSE Europe ETF
Pacific Stock Index Fund	MSCI Pacific ETF	FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries—mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index’s market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard European Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index (the “Index”) (upon which the Vanguard European Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard European Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The

Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index’s market capitalization.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Pacific Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Asia Pacific Index (the “Index”) (upon which the Vanguard Pacific Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More on the Funds section under the heading “Security Selection”:

European Stock Index Fund. The Fund invests in the common stocks included in the FTSE Developed Europe Index, which is made up of approximately 511 common stocks of companies located in 17 European countries. Four countries—the United Kingdom, France, Switzerland, and Germany—dominate the Index. These four countries made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index’s market capitalization as of January 31, 2013. The other 13 countries—Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden—are much less significant to the Index and, consequently, to the Fund. The Fund’s heavy exposure to just four countries subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds. As of January 31, 2013, the Fund had an asset-weighted median market capitalization of $48.0 billion.

Pacific Stock Index Fund. The Fund invests in the common stocks included in the FTSE Developed Asia Pacific Index, which is made up of approximately 836 common stocks of Pacific Basin companies. The Index is dominated by the Japanese and Australian stock markets, which represented approximately 46% and 23%, respectively, of the Index’s market capitalization as of January 31, 2013. The four other markets represented in the Index are South Korea, Hong Kong, Singapore, and New Zealand. The Fund’s large investment in the Japanese and Australian stock markets subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds. As of January 31, 2013, the Fund had an asset-weighted median market capitalization of $20.5 billion.

This page intentionally left blank.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the “Indexes”) (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

©2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 72EP 032013

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Institutional Shares and Institutional Plus Shares

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds’ board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund	Previous Target Index	New Target Index
European Stock Index Fund	MSCI Europe Index	FTSE Developed Europe Index
Pacific Stock Index Fund	MSCI Pacific Index	FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund	Previous Vanguard ETF	New Vanguard ETF
European Stock Index Fund	MSCI Europe ETF	FTSE Europe ETF
Pacific Stock Index Fund	MSCI Pacific ETF	FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries—mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index’s market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund’s Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard European Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index (the “Index”) (upon which the Vanguard European Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard European Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index’s market capitalization.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund’s Institutional Plus Shares have not yet begun operations. Performance based on net asset value for the Institutional Plus Shares would be substantially similar because both share classes constitute an investment in the same portfolio of securities; their returns generally should differ only to the extent that the expenses of the two share classes differ. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Pacific Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Asia Pacific Index (the “Index”) (upon which the Vanguard Pacific Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More on the Funds section under the heading “Security Selection”:

European Stock Index Fund. The Fund invests in the common stocks included in the FTSE Developed Europe Index, which is made up of approximately 511 common stocks of companies located in 17 European countries. Four countries—the United Kingdom, France, Switzerland, and Germany—dominate the Index. These four countries made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index’s market capitalization as of January 31, 2013. The other 13 countries—Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden—are much less significant to the Index and, consequently, to the Fund. The Fund’s heavy exposure to just four countries subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds. As of January 31, 2013, the Fund had an asset-weighted median market capitalization of $48.0 billion.

Pacific Stock Index Fund. The Fund invests in the common stocks included in the FTSE Developed Asia Pacific Index, which is made up of approximately 836 common stocks of Pacific Basin companies. The Index is dominated by the Japanese and Australian stock markets, which represented approximately 46% and 23%, respectively, of the Index’s market capitalization as of January 31, 2013. The four other markets represented in the Index are South Korea, Hong Kong, Singapore, and New Zealand. The Fund’s large investment in the Japanese and Australian stock markets subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds. As of January 31, 2013, the Fund had an asset-weighted median market capitalization of $20.5 billion.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the “Indexes”) (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

©2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 235EP 032013

Vanguard European Stock Index Fund
Vanguard Pacific Stock Index Fund

Supplement to the Prospectus and Summary Prospectuses for Signal® Shares for Participants

New Target Indexes

Effective immediately, Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund have begun tracking new target indexes, as previously approved by the Funds’ board of trustees. The board believes that the new indexes, listed below, are well-constructed and offer comprehensive coverage of the Funds’ respective market segments. In addition, Vanguard’s agreement with the new index provider may result in considerable savings to shareholders over time in the form of lower expense ratios.

Vanguard Fund	Previous Target Index	New Target Index
European Stock Index Fund	MSCI Europe Index	FTSE Developed Europe Index
Pacific Stock Index Fund	MSCI Pacific Index	FTSE Developed Asia Pacific Index

Each new index measures the same market segment as the corresponding previous index, so the investment objectives and risks described in each Fund’s current prospectus will not change. A Fund’s new target index could provide different investment returns (either lower or higher) or different levels of volatility from those of the previous index.

Name Changes for ETF Shares

To better coincide with the new target indexes, the ETF share class of each Fund has changed its name, as listed below.

Vanguard Fund	Previous Vanguard ETF	New Vanguard ETF
European Stock Index Fund	MSCI Europe ETF	FTSE Europe ETF
Pacific Stock Index Fund	MSCI Pacific ETF	FTSE Pacific ETF

Prospectus and Summary Prospectus Text Changes for Vanguard European Stock Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Europe Index. The FTSE Developed Europe Index is made up of approximately 511 common stocks of companies located in 17 European countries—mostly companies in the United Kingdom, France, Switzerland, and Germany (which made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index’s market capitalization as of January 31, 2013). Other countries represented in the Index include Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Europe Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard European Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index (the “Index”) (upon which the Vanguard European Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard European Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The

Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus and Summary Prospectus Text Changes for Vanguard Pacific Stock Index Fund

The paragraph under “Primary Investment Strategies” is replaced with the following:

The Fund employs an indexing investment approach by investing all, or substantially all, of its assets in the common stocks included in the FTSE Developed Asia Pacific Index. The FTSE Developed Asia Pacific Index consists of approximately 836 common stocks of companies located in Japan, Australia, South Korea, Hong Kong, Singapore, and New Zealand. As of January 31, 2013, Japan and Australia made up approximately 46% and 23%, respectively, of the Index’s market capitalization.

The paragraph under “Annual Total Returns” is replaced with the following:

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Signal Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. MSCI Pacific Index returns are adjusted for withholding taxes. Keep in mind that the Fund’s past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The following credit line is added:

The Vanguard Pacific Stock Index Fund is not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Asia Pacific Index (the “Index”) (upon which the Vanguard Pacific Stock Index Fund is based), (ii) the figure at which the Index is said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Index for the purpose to which it is being put in connection with the Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Index to Vanguard or to its clients. The Index is calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Index or (b) under any obligation to advise any person of any error therein. All rights in the Index vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

Prospectus Text Changes

The following replaces similar text in the More on the Funds section under the heading “Security Selection”:

European Stock Index Fund. The Fund invests in the common stocks included in the FTSE Developed Europe Index, which is made up of approximately 511 common stocks of companies located in 17 European countries. Four countries—the United Kingdom, France, Switzerland, and Germany—dominate the Index. These four countries made up approximately 33%, 15%, 13%, and 13%, respectively, of the Index’s market capitalization as of January 31, 2013. The other 13 countries—Austria, Belgium, Denmark, Finland, Greece, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, and Sweden—are much less significant to the Index and, consequently, to the Fund. The Fund’s heavy exposure to just four countries subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds. As of January 31, 2013, the Fund had an asset-weighted median market capitalization of $48.0 billion.

Pacific Stock Index Fund. The Fund invests in the common stocks included in the FTSE Developed Asia Pacific Index, which is made up of approximately 836 common stocks of Pacific Basin companies. The Index is dominated by the Japanese and Australian stock markets, which represented approximately 46% and 23%, respectively, of the Index’s market capitalization as of January 31, 2013. The four other markets represented in the Index are South Korea, Hong Kong, Singapore, and New Zealand. The Fund’s large investment in the Japanese and Australian stock markets subjects the Fund to a higher degree of country risk than that of more geographically diversified international funds. As of January 31, 2013, the Fund had an asset-weighted median market capitalization of $20.5 billion.

This page intentionally left blank.

The Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are not in any way sponsored, endorsed, sold or promoted by FTSE International Limited (“FTSE”) the London Stock Exchange Group companies (“LSEG”) (together the “Licensor Parties”) and none of the Licensor Parties make any claim, prediction, warranty or representation whatsoever, expressly or impliedly, either as to (i) the results to be obtained from the use of the FTSE Developed Europe Index and FTSE Developed Asia Pacific Index (the “Indexes”) (upon which the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund are based), (ii) the figure at which the Indexes are said to stand at any particular time on any particular day or otherwise, or (iii) the suitability of the Indexes for the purpose to which they are being put in connection with the Vanguard European Stock Index Fund and Vanguard Pacific Stock Index Fund. None of the Licensor Parties have provided or will provide any financial or investment advice or recommendation in relation to the Indexes to Vanguard or to its clients. The Indexes are calculated by FTSE or its agent. None of the Licensor Parties shall be (a) liable (whether in negligence or otherwise) to any person for any error in the Indexes or (b) under any obligation to advise any person of any error therein. All rights in the Indexes vest in FTSE. “FTSE®” is a trademark of LSEG and is used by FTSE under licence.

©2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

PSI 1353 032013

Vanguard International Equity Index Funds

Supplement to the Statement of Additional Information Dated February 28, 2013

Statement of Additional Information Text Changes

The ETF share class of Vanguard European Stock Index Fund has changed its name from Vanguard MSCI Europe ETF to Vanguard FTSE Europe ETF, and the ETF share class of Vanguard Pacific Stock Index Fund has changed its name from Vanguard MSCI Pacific ETF to Vanguard FTSE Pacific ETF. All references to Vanguard MSCI Europe ETF are replaced with Vanguard FTSE Europe ETF, and all references to Vanguard MSCI Pacific ETF are replaced with Vanguard FTSE Pacific ETF.

The table on page B-50 under “Transaction Fee on Purchases of Creation Units” is replaced with the following:

		Maximum Additional
	Transaction Fee	Variable Charge for
Vanguard ETF	on Purchases	Cash Purchases[1]
FTSE Europe ETF	$ 9,600	2.00%
FTSE Pacific ETF	7,200	2.00[2]
FTSE Emerging Markets ETF	9,300	2.00[2]
FTSE All-World ex-US ETF	22,000	2.00
Total World Stock ETF	15,000	2.00
FTSE All-World ex-US Small-Cap ETF	28,000	2.00[3]
Global ex-U.S. Real Estate ETF	9,000	2.00
1 As a percentage of the cash-in-lieu amount invested.
2 On average, the charge is expected to be 0.25%.
3 On average, the charge is expected to be 0.75%.

The table on page B-51 under ”Transaction Fee on Redemptions of Creation Units” is replaced with the following:

		Maximum Additional
	Transaction Fee	Variable Charge for
Vanguard ETF	on Redemptions	Cash Redemptions[1]
FTSE Europe ETF	$ 9,600	2.00%
FTSE Pacific ETF	7,200	2.00[2]
FTSE Emerging Markets ETF	9,300	2.00[2]
FTSE All-World ex-US ETF	22,000	2.00
Total World Stock ETF	15,000	2.00
FTSE All-World ex-US Small-Cap ETF	28,000	2.00[3]
Global ex-U.S. Real Estate ETF	9,000	2.00
1 As a percentage of the cash-in-lieu amount redeemed.
2 On average, the charge is expected to be 0.50%.
3 On average, the charge is expected to be 0.75%.

©2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 072C 032013